Eric C. Jensen

T: + 1 650 843 5049

ejensen@cooley.com

December 7, 2016

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attn:	Ivan Griswold, Attorney-Advisor
Barbara C. Jacobs, Assistant Director

RE:	Snap Inc.
Draft Registration Statement on Form S-1
Submitted October 31, 2016
CIK No. 0001564408

Ladies and Gentlemen:

On behalf of Snap Inc. (the “Company”), we are writing in response to comments (the “Comments”) received from the staff of the U.S. Securities and Exchange Commission’s Division of Corporation Finance (the “Staff”) by letter dated November 29, 2016 with respect to the Company’s Registration Statement on Form S-1, confidentially submitted on October 31, 2016. The Company is concurrently confidentially submitting a revised draft Registration Statement on Form S-1, which includes changes that reflect the Comments (the “Registration Statement”).

Below are the Company’s responses to the Comments. The numbered paragraphs correspond to the numbering of the Comments, which for your convenience we have incorporated into this letter. Page references in the text of the Company’s responses correspond to the page numbers of the revised Registration Statement.

Prospectus Cover Page

1.	Although you state in the third paragraph of the cover page that the Class A common stock will be non-voting, please revise the first sentence on your cover page to more prominently note the non-voting nature of the stock being offered.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on the cover page of the prospectus included in the Registration Statement.

Prospectus Summary, page 1

2.	Add a separately captioned section addressing the risks and uncertainties of the three-tiered capital structure, the founders’ voting rights, and your status as a controlled company. Refer to the Instruction to Item 503(a) of Regulation S-K.

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U.S. Securities and Exchange Commission

December 7, 2016

Page Two

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 4 and 5 of the Registration Statement.

3.	Throughout the prospectus, you provide certain statistical information regarding your daily active users and their activities on Snapchat. For example, you state that, on average, over 148 million people use Snapchat daily, over 2.5 billion Snaps are created every day, 60% of your daily active users use the Chat Service every day, and daily active users visit Snapchat approximately 18 times a day and spend 25 to 30 minutes on Snapchat every day. Please disclose the time period over which these averages were calculated.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 1, 45, and 59 of the Registration Statement.

Our Business, page 3

4.	On page 4 you include a discussion of changes in your non-GAAP measure Adjusted EBITDA prior to the corresponding GAAP net loss. This discussion also includes Free Cash Flow but not the corresponding GAAP disclosure of operating cash flows. Additionally, MD&A for the six months ended June 30, 2016 discusses Adjusted EBITDA, but does not discuss GAAP net loss. When presenting non-GAAP measures, please revise to ensure that such disclosures include the most directly comparable GAAP measure with equal or greater prominence. Refer to Item 10(e)(1)(i)(A) of Regulation S-K and Question 102.10 of the Non-GAAP Compliance and Disclosure Interpretations.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 4 and 74 of the Registration Statement.

Risk Factors, page 11

5.	Your disclosure on page 60 states that your services require a high level of bandwidth. Please identify any material risks that existing or potential regulation of the Internet may have on your ability to satisfy your bandwidth requirements.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 13 and 14 of the Registration Statement.

“If our security is compromised or if our platform is subjected to attacks that frustrate or thwart our users…,” page 19

6.	Risks related to governments restricting access to your platform appear to be a separate risk than that identified by the heading. For example, you note that China has restricted access to Google, which currently powers Snapchat’s infrastructure. Please revise to discuss this risk under a separately captioned risk factor.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Three

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 21 and 26 of the Registration Statement.

“Holders of Class A common stock have no voting rights…,” page 34

7.	Please include a separately captioned risk factor that addresses the risk(s) presented by the last paragraph of this discussion. In addition, you state that to your knowledge no other company has completed an initial public offering of non-voting stock on a U.S. stock exchange. Please tell us to which exchange you have applied or intend to apply for listing and the status of the application.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 36 of the Registration Statement. The Company further respectfully advises the Staff that it is in discussions with both the New York Stock Exchange and the Nasdaq Stock Market and is currently assessing the exchange on which it will apply.

“If we are unable to implement and maintain effective internal control…,” page 39

8.	Your discussion on page 164 discloses the material weaknesses identified by your prior auditors. Please revise to state that material weaknesses have been identified and describe the nature and timing of the remediation activities related to such weaknesses. Also, revise to clarify what remains to be completed in your remediation efforts and disclose any material costs you have incurred or expect to incur.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 41 and 171 of the Registration Statement.

Market, Industry, and Other Data, page 43

9.	You state that your “estimates are based on an internal review of a limited sample of users.” Please clarify whether this sampling methodology is used to calculate total daily active users or measure duplicate and false accounts or both. To the extent this sample relates to duplicate and/or false accounts, revise to quantify such amounts.

The Company respectfully advises the Staff that sampling methodology is not used to calculate Daily Active Users or measure duplicative or false accounts. The Company further respectfully advises the Staff that age is the only metric disclosed in the Registration Statement for which it uses sampling methodology. For example, before June 2013, the Company did not require users to provide their age during registration. Consequently, when calculating the breakdown of its user base by age, the Company counts only the users for whom it has birth dates. The Company has revised the disclosures on pages 21, 45, and 46 of the Registration Statement.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Four

Adjusted EBITDA and Free Cash Flow, page 55

10.	You disclose that the non-GAAP measures Adjusted EBITDA and Free Cash Flow provide an additional tool for investors to use in comparing your core operating results with other companies in your industry. As you identify Free Cash Flow as a liquidity measure, please separately describe the measure’s usefulness to investors as it relates to liquidity. Refer to Item 10(e)(1)(i)(C) of Regulation S-K.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 57 of the Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 57

11.	You state on page 4 that failure to attract new advertisers, the loss of advertisers, or reduction in how they spend, could seriously harm your business. Please tell us whether management uses any metrics related to advertisers in evaluating your business. Refer to Item 303(a)(3) of Regulation S-K and Section III.B.1 of SEC Release 33-8350.

The Company respectfully advises the Staff that the Company’s management primarily relies on overall advertising sales and, in turn, Average Revenue Per User, along with qualitative aspects specific to its advertisers to evaluate its business and make strategic business decisions. For example, the loss of advertisers or reduction in their spend may not take into account that the Company’s advertisers operate in many different industries and locations and base advertising spend on various factors that are unique to their individual businesses. Management may periodically perform analyses to understand its advertisers, but does not focus on any one specific metric related to advertisers when evaluating its business.

12.	You state that users visit Snapchat an average of approximately 18 times per day spending an average of 25 to 30 minutes on Snapchat. Please explain whether users that access your platform in excess of these amounts have a material impact on these averages.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Five

The Company respectfully advises the Staff that the average of 18 sessions per day and 25 to 30 minutes is based on all Daily Active Users, but also acknowledges that younger users tend to visit Snapchat more often and spend more time on Snapchat than older users. Accordingly, the Company has revised the disclosure on page 12 of the Registration Statement. The Company further advises the Staff that it has disclosed the breakdown of usage by age on page 115 of the Registration Statement.

Overview, page 57

13.	Please revise your disclosure to address key challenges you are facing. For example, expand your discussion to describe your plans to increase your gross margins and increase monetization outside North America, particularly in the top ten advertising markets. As another example, discuss strategic business shifts or trends that may impact the percentage of revenue from partner-sold ads versus Snap-sold ads. Refer to Item 303(a) of Regulation S-K and Section III.A of SEC Release No. 33-8350.

The Company respectfully acknowledges the Staff’s comment and believes that the key challenges the Company faces when growing its business are discussed on pages 64 to 68 of the Registration Statement under the section “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Factors Impacting our Business.” The Company has also revised the disclosures on page 59 to make reference to these factors. Further, the Company has revised the disclosures on Page 65 of the Registration Statement to discuss the challenges the Company faces to monetize its products.

Daily Active Users, page 57

14.	Your disclosures on page 11 indicate that your ability to retain users may impact financial results or growth. Please tell us whether user retention rates are used by management to evaluate your business, and if so, revise to include a quantified discussion of such rates. Refer to Item 303(a)(3) of Regulation S-K and Section III.B.1 of SEC Release No. 33-8350.

The Company respectfully advises the Staff that its management uses the Daily Active Users metric, as disclosed on a quarterly basis and which measures daily engagement, to evaluate its business because it reflects the Company’s ability to retain users and keep those users engaged. Management focuses on growing its Daily Active Users because Daily Active Users measures daily activity, and therefore potential revenue. If the Company experiences significant user churn that impacts financial results or growth, it would be reflected in the average Daily Active Users metric. Accordingly, the Company respectfully advises the Staff that it believes the disclosures on page 12 and elsewhere in the Registration Statement are correct as currently written.

15.	You measure quarterly average Daily Active Users by using the average Daily Active Users for the last month for any quarter. Use of the term “quarterly” implies that this metric represents the average over a quarterly period. Please revise this metric’s title to clearly indicate that it represents the average for a month.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Six

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures throughout the Registration Statement to calculate this metric over the quarterly period.

Monetization, page 58

16.	You define ARPU as quarterly revenue divided by the average Daily Active Users across the quarter. Please revise to clarify whether the user data is the average for a quarter or for the last month of a quarter similar to your quarterly DAU metric.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures throughout the Registration Statement to calculate the DAU metric over the quarterly period such that ARPU is a function of revenue divided by DAUs for the quarter as described in the Registration Statement.

Factors Impacting our Business

User Engagement, page 60

17.	We note you generate revenues from Sponsored Creative Tools and Snap Ads placed within Stories as shown on page 99. Please tell us whether you use any metrics to monitor the extent to which users access Sponsored Creative Tools and the Storytelling platform, and if so, consider quantifying such metrics for the periods presented. Refer to Item 303(a)(3) of Regulation S-K and Section III.B.1 of SEC Release 33-8350.

The Company respectfully advises the Staff that Average Revenue Per User is the primary metric that management uses to measure the success of the Company’s advertising business. The Company monitors the effectiveness of advertisements on an individual campaign basis, as opposed to measuring the extent users access Sponsored Creative Tools and the Storytelling platform. Therefore, it believes Average Revenue Per User and Daily Active Users are the best metrics to monitor the overall health of the business and help investors understand revenue trends.

Critical Accounting Estimates

Stock-Based Compensation

Common Stock Valuations, page 78

18.	Tell us why the purchase price for the Series F preferred stock remained unchanged from February 2015 to May 2016. In addition, please tell us how the significant growth in the number of DAUs and your ability to monetize your business impacted the valuations of your common stock for the six months ended June 30, 2016 compared to the year ended December 31, 2015.

The Company respectfully advises the Staff that the purchase price for the Series F preferred stock from February 2015 through May 2016 was the result of arm’s-length negotiations between the Company and its investors, including a number of new investors throughout the period. Although the Company experienced both DAU and revenue growth through June 30,

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U.S. Securities and Exchange Commission

December 7, 2016

Page Seven

2016, macroeconomic factors, such as financial institutions’ reduction in value of the Company’s sector, market perception, and other competitive variables, affected how investors perceived the risk of investing in the Company, which led to a consistent valuation of our preferred and common stock over the period.

Business, page 80

19.	Please discuss the key terms of your material revenue sharing arrangements with your content providers.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 97 of the Registration Statement. The Company respectfully advises the Staff that no single arrangement with its content providers accounts for more than 10% of its revenue in reference to Item 101(c)(1)(vii) of Regulation S-K.

Spectacles, page 93

20.	Please discuss the material terms of your sole contract manufacturing agreement for Spectacles.

The Company respectfully advises the Staff that the Company’s Spectacles product and related manufacturing agreement are not currently material to the Company’s business. Further, the Company is not bound, contractually or otherwise, to a single contract manufacturer for Spectacles, and is free to enter into additional manufacturing agreements. The Company is currently negotiating with another manufacturer and will disclose the material terms of any manufacturing agreements if and when Spectacles becomes material to its business.

Our Opportunity, page 107

21.	Please identify the “industry source” that you used to derive information contained in the chart on page 109.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 115 of the Registration Statement.

Competition, page 111

22.	Recent news articles indicate that Snow, an app owned by Naver, offers similar functionalities, and has had approximately 80 million downloads. To the extent that Snow or Naver is dominant in the Asian markets, please identify them as competitors. Refer to Item 101(c)(1)(x) of Regulation S-K.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 18 and 117 of the Registration Statement.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Eight

Large-scale Infrastructure, page 112

23.	You state that you rely upon Google Cloud for the vast majority of your computing, storage and bandwidth. You also state that any disruption of, or interference with, your use of the Google Cloud operation would negatively affect your operations and seriously harm your business. Please include a brief discussion of the material terms, including any key financial terms, of your agreement with Google.

The Company respectfully advises the Staff that the Company’s agreement with Google is currently being renegotiated. The Company intends to revise the disclosure and file a copy of the agreement in a subsequent filing of the Registration Statement.

Facilities, page 114

24.	Please include a discussion of the build-to-suit leases referenced on page F-15 of your financial statements, if material.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 120 of the Registration Statement.

Description of Capital Stock

Class A Common Stock, Class B Common Stock, and Class C Common Stock, page 143

25.	You state that Class A common stock is not entitled to any votes, “except as required by applicable law.” To make it clear to investors when they are entitled to vote, describe all instances or events where such votes will be required.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 149 and 150 of the Registration Statement.

26.	Please discuss the provisions in your governing documents that allow holders of Class A common stock to exercise voting rights. For example, under your current articles of incorporation, we note that Class A shareholders are permitted to vote as a class if the classes are treated differently in the event of a liquidation event. As another example, your articles appear to allow voting by Class A shareholders if the class is treated adversely in the distribution of dividends. To the extent your amended articles retain these provisions, provide us with examples to illustrate the different treatment or adverse treatment that would allow Class A shareholders to have the right to vote. Disclose whether there are any instances in which Class A would, in effect, have a veto power over a corporate matter such as an acquisition or dividend distribution.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 149 and 150 of the Registration Statement.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Nine

27.	In instances where dividend payments are not paid equally to each class, you state that a vote is required by the affected class, voting separately as a class. Since you will have three classes of common stock, please revise to clarify whether affirmative votes by multiple classes, voting separately, could be required. For example, in instances where two classes of common stock are paid dividend rates in amounts less than the remaining class, it appears that your articles of incorporation would require an affirmative vote by a majority of two classes, voting separately. If true, revise to clarify whether multiple classes of common stock would be required to approve this type of dividend payment, and discuss the implications for holders of Class A common stock. Similar revisions should be made to your discussion of liquidation rights and change in control transactions.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 149 of the Registration Statement.

28.	Your disclosure on page 143 references shares being treated “differently” while the corresponding provision in your articles uses the term “adversely”. Revise your disclosure to ensure that it reflects the actual terms contained in the articles.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 150 of the Registration Statement.

29.	The articles of incorporation as currently in effect provide for the automatic conversion of Class A common stock into Class B common stock at any time upon the affirmative vote of the holders of a majority of the outstanding shares of Class B and Class C common stockholders. If the amended articles will include a similar provision, discuss the conversion terms and address any resulting material risks to shareholders of Class A common stock.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 150 and 151 of the Registration Statement.

30.	Please provide a materially complete description of conversion and transfer rights of the Class C common stock, including transfers between the co-founders, conversion to Class B common stock following the death of a co-founder, and the retained voting power of the co-founders in the event that employment is terminated.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 150 and 151 of the Registration Statement.

Where You Can Find Additional Information, page 165

31.	You state that you will file proxy statements and other information with the SEC. Expand your disclosure to describe the information that shareholders of Class A common stock will receive after the company becomes public, particularly given that these shareholders are not entitled to vote.

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U.S. Securities and Exchange Commission

December 7, 2016

Page Ten

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 172 of the Registration Statement.

Consolidated Financial Statements

Consolidated Balance Sheets, page F-4

32.	Please revise your pro forma balance sheet to reflect the reduction in working capital necessary to satisfy the tax withholding obligations. In addition, to the extent you intend to use this offering to fund the obligation, your pro forma net loss per share computations should reflect any shares withheld to satisfy minimum tax withholding obligations.

The Company respectfully advises the Staff that it is still evaluating settlement options for its RSUs. To the extent the Company uses this offering to fund the tax withholding obligations, it will amend the pro forma balance sheet disclosure and pro forma net loss per share computations.

Notes to Consolidated Financial Statements

Note 1. Nature of Business and Summary of Significant Accounting Policies

Stock Split Effected in the Form of a Stock Dividend, page F-9

33.	Please revise to clarify that the share and per share amounts for the common stock (and not the preferred stock) have been retroactively adjusted for all periods to reflect the effects of the stock split. Also, please clarify whether the Class B common stock repurchases as disclosed on page 137 are on a pre-split basis, and if so, please revise.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-9 of the Registration Statement. The Company further respectfully advises the Staff that the Class B common stock repurchases took place before the stock split. Accordingly, the Company has revised the disclosure on page 144 of the Registration Statement.

Revenue Recognition, page F-11

34.	You disclose that revenue related to fixed fee arrangements is recognized ratably over the service period. Tell us whether your contracts include minimum impression guarantees. If so, please revise to disclose the typical time period over which minimum impressions are guaranteed and how such guarantees impact the billing and timing of your revenue recognition.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Eleven

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 80 and F-11 of the Registration Statement.

35.	On page 100 you describe Snap Ads with attachments that provide advertisers with an interactive experience with users. Please revise to disclose how you earn revenue in these arrangements and clarify whether there are performance-based criteria for recognizing revenue, such as a user viewing more content or taking an action.

The Company respectfully advises the Staff that advertising arrangements for Snap Ads with attachments do not have performance-based criteria for recognizing revenue and the Company recognizes revenue in such arrangements in the same manner as other advertising revenue. Accordingly, the Company has revised the disclosures on pages 80 and F-11 of the Registration Statement. If the Company monetizes Snap Ads with attachments using performance-based criteria in the future, we will evaluate the accounting policy and financial statement disclosures at that time.

36.	We note your disclosure on page 34 that the risks associated with payment transactions using Snapcash may include costs to deal with bad transactions or customer disputes, and restrictions on the investment of consumer funds used to make Snapcash transactions. Please describe the nature and terms of the arrangement with the third party service, your role in facilitating the transfer of cash, risks related to customer disputes and your related revenue recognition policies.

The Company respectfully advises the Staff that the transactions and financial exposure related to Snapcash are immaterial to the Company and it has not recognized revenue related to Snapcash to date. Accordingly, the Company has not included disclosures regarding Snapcash transactions or the related revenue recognition policy. The Company has revised the disclosure on page 36 of the Registration Statement.

37.	Please explain the following with respect to your arrangements with Snapchat Ad Partners such as TubeMogul and 4C:

•	the process by which such partners sell your inventory;
•	your advertising API;
•	the nature and terms of any revenue sharing arrangements;
•	who is ultimately responsible for providing the service to the advertising customer;
•	the nature and level of risk borne by the company; and
•	how pricing is established.

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U.S. Securities and Exchange Commission

December 7, 2016

Page Twelve

Provide your analysis of all factors in ASC 605-45-45.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 111 of the Registration Statement.

The Company further respectfully advises the Staff that the Company’s advertising API and its arrangements with Ads Partners provide advertisers a programmatic option to purchase advertisements. Since September 26, 2016, Ads Partners, like TubeMogul and 4C, have been able to access the Company’s advertising API and contract directly with advertisers to facilitate submission of an advertiser’s campaign specifications via the API. The Company does not charge Ads Partners a fee for accessing or using the API, and does not receive any revenue from the relationships between Ads Partners and advertisers. Ads Partners do not have the right to sell Snap Ads and the Company does not share any revenue with Ads Partners. For Snap Ads sold via the API, the Company sells directly to the advertiser or to the Ads Partner and recognizes revenue based on consideration received.

Note 7. Commitments and Contingencies

Contingencies, page F-27

38.	For each of the two pending legal proceedings you state that you “cannot predict the ultimate outcome or reasonably estimate the probability of or the range of loss, if any, for this matter.” Your disclosure addresses the final resolution and the criteria for determining an accrual, but does not address reasonably possible losses in excess of amounts accrued, if any. Please disclose an estimate of the reasonably possible loss or range of loss or a statement that such an estimate cannot be made. Such disclosure may be provided in the aggregate. Refer to ASC 450-20-50-4(b).

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-27 of the Registration Statement.

Note 13. Stock-Based Compensation

Restricted Stock Units, page F-35

39.	You state that the CEO’s RSU award will vest immediately upon closing of the offering and settle in equal quarterly installments over three years. Please tell us how the three-year settlement process impacts when compensation expense will be recognized and clarify how the settlement feature may impact your intended pro forma adjustments for such shares.

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U.S. Securities and Exchange Commission

December 7, 2016

Page Thirteen

The Company respectfully advises the Staff that the CEO award will vest immediately on the closing of the initial public offering because there is no future service condition for this award. Although the award will vest immediately on the closing date, it will not settle at that time. Instead, the shares will be delivered in equal quarterly installments over three years beginning in the third full calendar quarter after this offering. The three-year delivery arrangement is not a service condition because the CEO is entitled to the entire RSU award on closing of the initial public offering, regardless of whether he remains employed by the Company after the initial public offering. Therefore, the Company will recognize the CEO award compensation expense immediately on the closing of the initial public offering. If the underwriters in the initial public offering exercise their option to purchase additional shares following the closing of the initial public offering, then the CEO award will include an additional number of shares of Class C common stock. Any additional compensation expense related to these additional shares will be recognized on the exercise of the underwriters’ option. To further clarify this, the Company has revised the disclosures on pages F-10, F-36, and F-40 of the Registration Statement.

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U.S. Securities and Exchange Commission

December 7, 2016

Page Fourteen

Note 14. Loss per Share

Pro Forma Net Loss per Share (unaudited), page F-39

40.	Please tell us how you determined the number of Class A and Class B shares included in the “pro forma adjustment to reflect assumed vesting of RSUs with performance condition” for each period presented.

The Company respectfully advises the Staff that the number of shares included in the “pro forma adjustment to reflect assumed vesting of RSUs with performance condition” was determined based on the number of awards for which the service-based vesting condition had been satisfied as of December 31, 2015 and September 30, 2016, and assuming the performance condition had been satisfied through a qualifying initial public offering on January 1, 2015. As described on page F-13 of the Registration Statement, the service-based vesting condition is generally met 10% after the first year of service, 20% over the second year, 30% over the third year, and 40% over the fourth year.

RSUs from the 2014 Plan settle for shares of Class A common stock and RSUs from the 2012 Plan settle for shares of Class B common stock. In addition, to reflect the effect of the Stock Split (as defined in the Registration Statement), one additional share of Class A common stock was included for each share of Class A common stock and Class B common stock included in the adjustment based on satisfaction of the service-based vesting condition.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on page F-40 of the Registration Statement.

General

41.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

The Company respectfully advises the Staff that it has not provided any written communications to potential investors under Section 5(d) of the Securities Act. The Company will provide the Staff with copies of any future written communications that are presented to potential investors in reliance on Section 5(d) of the Securities Act.

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission

December 7, 2016

Page Fifteen

Please contact me at (650) 843-5049 with any questions or further comments regarding our responses to the Staff’s Comments.

Sincerely,

/s/ Eric C. Jensen

Eric C. Jensen

cc:	Evan Spiegel, Snap Inc.
Chris Handman, Snap Inc.
Atul Porwal, Snap Inc.
David Peinsipp, Cooley LLP
Seth J. Gottlieb, Cooley LLP
Alex K. Kassai, Cooley LLP
Rick Kline, Goodwin Procter LLP
An-Yen Hu, Goodwin Procter LLP

3175 HANOVER STREET, PALO ALTO, CA 94304 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM